Submission	Aug. 14, 2026
Submission [Line Items]
Central Index Key	0001977102
Registrant Name	Birkenstock Holding plc
Registration File Number	333-284905
Form Type	F-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES